Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Cash Flows from Operating Activities:
Net loss	$ (1,419,045)	$ (864,913)	$ (1,251,259)	$ (5,452,383)	$ (5,392,012)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	71,453	48,003	289,067	157,802	151,478
Non cash commitment fee expense	125,000		3,045,290
Gain on sale of properties	(31,378)		(85,077)	(22,817)	(34,853)
Gain on sale of myAlphie			(5,502,774)
Changes in operating assets and liabilities:
Accounts receivable	18,463	(2,972)	37,490	65,696	(133,816)
Receivable from related parties			20,874	(20,874)
Payable to related parties	9,800
Prepaid expenses	25,492	23,563	(226,889)	96,038
Other current assets	(1,788)	(155,410)	(419,849)	(81,689)	(116,754)
Accounts payable	(28,263)	(553,142)	48,928	235,433	81,377
Deferred liabilities			593,750
Accrued expenses	(296,972)	(81,047)	621,815	60,741	67,773
Total adjustments	(108,193)	(721,005)	(1,577,375)	490,330	15,205
Net cash used in operating activities	(1,527,238)	(1,585,918)	(2,828,634)	(4,962,053)	(5,376,807)
Cash Flows from Investing Activities:
Proceeds from sale of properties			731,343	1,539,997	1,691,644
Additions to property, plant & equipment	78,000	(12,926)	(40,840)	19,721	(4,386,691)
Other investment					(115,000)
Cash paid to acquire business		(25,000)	(50,000)	(25,000)
Capitalized software development - work in progress	(97,700)	(101,047)	(134,400)	(452,451)	(597,676)
Net cash provided by (used in) investing activities	(19,700)	(138,973)	506,103	1,082,267	(3,407,723)
Cash Flows from Financing Activities:
Proceeds from issuance of debt, net			190,095	247,000	7,923,351
Payments of debt	(71,286)			(1,071,709)	(1,420,987)
Deferred financing costs					(92,288)
Proceeds from issuance of common stock		282,577	(562)	4,282,274	98,253
Proceeds from issuance of common stock - Follow on			7,332,500
Settling subscription issuance of common stock contributions					4,273,098
Offering costs paid on issuance of common stock				(416,312)	(500,000)
Net cash provided by (used in) financing activities	(71,286)	282,577	7,522,033	3,041,253	10,281,427
Net increase (decrease) in cash	(1,618,224)	(1,442,314)	5,199,502	(838,533)	1,496,897
Cash - Beginning of Period	6,456,370	2,989,782	1,256,868	2,095,401	598,504
Cash - End of Period	4,838,146	$ 1,547,468	6,456,370	1,256,868	2,095,401
Reconciliation of Cash
Cash	$ 4,838,146		6,456,370	1,256,868	2,072,090
Restricted cash					23,311
Total cash			$ 6,456,370	$ 1,256,868	$ 2,095,401